Vessels Net	12 Months Ended
Dec. 31, 2014
Vessels, Net [Abstract]
VESSELS, NET
NOTE 6: VESSELS, NET

	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2012	$387,777	$(35,103)	$352,674
Additions	—	(16,222)	(16,222)

Balance at December 31, 2013	$387,777	$(51,325)	$336,452

Additions	—	(16,223)	(16,223)

Balance at December 31, 2014	$387,777	$(67,548)	$320,229